Loss per Share and Series A, B & C Warrants (Details Narrative) - $ / shares							12 Months Ended
	Feb. 08, 2018	Feb. 06, 2018	Feb. 07, 2017	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split			five thousand to-one reverse stock split	5,000-to-1 reverse stock split	200-to-1 reverse stock split	60-to-1 reverse stock split	1-for-20,000	1-for-10,000
Subsequent Event [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Reverse stock split	five thousand to-one reverse stock split	5,000-to-1 reverse stock split
Series C Warrants [Member]
Loss per Share and Series A, B and C Warrants (Textual)
Warrants exercise price							$ 0.0000002908